Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents
	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Cash on hand	$6,856	$8,404	$284
Checking accounts and demand deposits	28,823,763	39,697,319	1,339,316
Cash equivalents	9,561,905	6,372,343	214,991

	$38,392,524	$46,078,066	$1,554,591